Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
10. Stock-based Compensation
In March 2021, the Company’s board of directors adopted, and its stockholders approved, the 2021 Equity Incentive Plan, the 2021 Partner Studio Incentive Plan and the Employee Stock Purchase Plan, all of which became effective on the business day immediately prior to the effective date of the IPO Registration Statement:
2021 Equity Incentive Plan
The 2021 Equity Incentive Plan (the “2021 Plan”) provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), to the Company’s employees and any parent and subsidiary companies’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units (“RSUs”), stock appreciation rights (“SARs”), performance units, and performance shares to the Company’s employees, directors, and consultants and the Company’s parent and subsidiary companies’ employees and consultants. A total of 39,000,000 shares of the Company’s Class A common stock were reserved for issuance pursuant to the 2021 Plan. The number of shares available for issuance under the 2021 Plan will also include an annual increase on the first day of each fiscal year beginning on January 1, 2021, equal to the least of (a) 39,000,000 shares, (b) five percent (5%) of the outstanding shares of all classes of the Company’s common stock as of the last day of the immediately preceding fiscal year, or (c) such other amount as the Company’s board of directors may determine. Immediately prior to the effectiveness of the 2021 Plan, the 2011 Plan was terminated, and no further awards will be granted thereunder. All outstanding awards will continue to be governed by their existing terms.
In the three and nine months ended September 30, 2021 the Company granted 870,410 and 6,908,924 RSUs to certain employees under the 2021 Plan at the weighted average grant date fair value of $58.92 and $58.60 per RSU, respectively. The RSUs generally vest over an approximate period of four to five years of continuous service from their respective vesting commencement dates.
2021 Partner Studio Incentive Plan
The 2021 Partner Studio Incentive Plan (the “2021 Partner Plan”) provides for the grant of nonstatutory stock options, restricted stock, RSUs, SARs, performance units, and performance shares to individuals or entities engaged by the Company or a parent or subsidiary of the Company to render bona fide services to the party engaging such individual or entity. A total of 390,000 shares of the Company’s Class A common stock are reserved for issuance pursuant to the 2021 Partner Plan.
In August 2021, the Company granted 359,623 RSUs under the 2021 Partner Plan. The RSUs generally vest over an approximate period of four to five years of continuous service and have a grant date fair value of $57.19 per RSU.
Employee Stock Purchase Plan
The Employee Stock Purchase Plan (the “ESPP”) permits participants to purchase shares of the Company’s Class A common stock through contributions (in the form of payroll deductions or otherwise to the extent permitted by the administrator) of up to 15% of their eligible compensation. Amounts contributed and accumulated by the participant will be used to purchase shares of the Company’ Class A common stock at the end of each 6-month purchase
period with the purchase price of the shares being 85% of the lower of the fair market value of the Company’s Class A common stock on the first day of an offering period or on the exercise date. A participant may purchase a maximum of 590 shares of the Company’s Class A common stock during a purchase period. The ESPP provides for consecutive, overlapping 24-month offering
periods, subject to certain rollover mechanism as defined in the ESPP. Participants may end their participation at any time during an offering and will be paid their accrued contributions that have not yet been used to purchase shares. Participation ends automatically upon termination of employment with the Company. The initial offering period is from April 15, 2021 through November 19, 2023.
A total of 7,800,000 shares of the Company’s Class A common stock are available for sale under the ESPP. The number of shares of the Company’s Class A common stock that will be available for sale under the ESPP also includes an annual increase on the first day of each fiscal year beginning with fiscal year 2022, equal to the least of: (a) 7,800,000 shares, (b) one percent (1%) of the outstanding shares of all classes of the Company’s common stock as of the last day of the immediately preceding fiscal year, or (c) such other amount as the Company’s board of directors may determine.
2011 Equity Incentive Plan
The Company’s 2011 Equity Incentive Plan (the “2011 Plan”) provides for the grant of stock options to employees, consultants, and advisors of the Company. Options granted under the 2011 Plan may be either incentive stock options or nonqualified stock options. Incentive stock options may be granted only to Company employees, including directors who are also employees. As noted above, immediately prior to the effectiveness of the 2021 Plan, the 2011 Plan was terminated, and no further awards will be granted thereunder. All outstanding awards will continue to be governed by their existing terms.
The Company recognized stock-based compensation expense for the periods indicated as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Cost of revenue	$126	$922	$204	$1,504
Sales and marketing	1,571	4,774	2,812	8,814
Research and development	6,823	20,110	10,692	40,148
General and administrative	2,348	8,919	5,654	41,362

Total	$10,868	$34,725	$19,362	$91,828

For the three and nine months ended September 30, 2021, total stock-based compensation expense included $0.3 million and $0.9 million, respectively, associated with awards that may be settled in stock of one of the Company’s subsidiaries.
Early Exercise of Stock Options
—The 2011 Plan allowed, subject to the Board’s approval for the early exercise of options granted. Under the terms of the 2011 Plan, option holders, upon early exercise, must sign a restricted stock purchase agreement that gives the Company the right to repurchase any unvested shares, at the original exercise price, in the event the optionees’ employment terminates for any reason. The right to exercise options before they are vested does not change existing vesting schedules in any way and the early exercised options may not be sold or transferred before they are vested. The repurchase right lapses over time as the shares vest at the same rate as the original option vesting schedule. The cash amounts received in exchange for these early exercised shares are recorded as a liability on the accompanying balance sheets and reclassified into common stock and additional paid-in-capital as
the shares vest. The Company’s right to repurchase these shares lapses by 1/4th of the shares on the one year anniversary of the vesting start date and ratably each month over the next 36 months. The Company has 19,800 and 879,600 shares of Class A common stock subject to repurchase as of December 31, 2020 and September 30, 2021, respectively. The liability for the shares of Class A common stock subject to repurchase as of December 31, 2020 and September 30, 2021 was $0.1 million and $2.4 million, respectively, which was included in the accrued liabilities in the Company’s condensed consolidated balance sheets.
During 2019 and 2020, the Company provided financing to certain employees in the form of promissory notes to early exercise stock options. These promissory notes are partially collateralized by shares and, for accounting purposes, in-substance
are nonrecourse. For accounting purposes, exercised options via nonrecourse promissory notes are not substantive and are continued to be treated as options. In February 2021, promissory notes issued to executive officers in the amount of $20.9 million were settled through either share repurchase, in the amount of $17.2 million, or cash payment, in the amount of $3.7 million. In connection with the repurchase of shares, the Company accelerated vesting of 60,968 shares of Class A common stock for one of the Company’s officers. The acceleration of vesting was accounted as an option modification with an immaterial impact to the stock-based compensation expense. As of December 31, 2020 and September 30, 2021, the Company had 8,022,499 and 2,884,999 shares of Class A common stock options, respectively, that were exercised via nonrecourse promissory notes, of which 4,136,677 and 841,563 shares, were unvested and subject to repurchase, respectively. The principal balances of nonrecourse promissory notes outstanding amounted to $40.4 million and $15.1 million as of December 31, 2020 and September 30, 2021, respectively.

13. Stock-based Compensation
The Company’s 2011 Equity Incentive Plan (the “Plan”) provides for the granting of stock options to employees, consultants, and advisors of the Company. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options may be granted only to Company employees, including officers and directors who are also employees. Nonqualified stock options may be granted to Company employees, consultants and advisors. The Plan also provides for grants of restricted stock. As of December 31, 2020, the Company reserved 125,316,000 shares of Class A common stock for issuance under the Plan. Options remaining available for issuance under the Plan were 3,486,785 as of December 31, 2020. Options under the Plan may be granted for periods of up to 10 years and generally vest over four years.
The Company recognized stock-based compensation expense for the periods indicated as follows (in thousands):

	2018	2019	2020
Cost of revenue	$517	$124	$982
Sales and marketing	2,582	1,922	10,668
Research and development	1,009	5,009	36,852
General and administrative	1,357	3,167	13,885

Total stock-based compensation expense	$5,465	$10,222	$62,387

For the year ended December 31, 2020 total stock-based compensation expense included $0.9 million associated with awards that may be settled with one of the Company’s subsidiaries.
Stock Options
—During the years ended December 31, 2018, 2019 and 2020, the Company granted stock options to purchase 8,764,428, 12,199,200 and 13,158,430 shares of common stock, with a weighted-average grant date stock fair value of $1.49, $1.97 and $15.94 per share, respectively.
The weighted-average assumptions used to estimate the fair va
l
ue of stock options granted are as follows:

	Year Ended December 31,
	2018	2019	2020
Weighted-average expected term	6.00	6.05	5.94
Expected volatility	62%	43%	39%
Risk-free interest rate	2.58%	1.91%	0.56%
Dividend yield	0%	0%	0%
The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding and is based on the average of the options’ contractual term and the options’ vesting period, as the Company did not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for its common stock. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company’s common stock becomes available. The risk-free rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
The Company’s activity of the stock options under the Plan for the years ended December 31, 2019 and 2020 was as follows:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)
Balances at December 31, 2018	8,370,552	$2.66	9.2

Granted	12,199,200	4.36
Exercised	(1,011,873)	2.61
Forfeited	(1,158,528)	2.82
Expired	(4,221)	2.81

Balances at December 31, 2019	18,395,130	$3.78	9.2

Granted	13,158,430	8.41
Exercised	(871,668)	2.65
Forfeited	(425,001)	1.68
Expired	(1,367,367)	4.64

Balances at December 31, 2020	28,889,524	$5.92	8.8

Vested and exercisable at December 31, 2020	17,099,956	$5.26	8.6
Vested and expected to vest at December 31, 2020	25,023,502	$6.22	8.9
The intrinsic value of options outstanding as of December 31, 2019 and 2020, was $23.4 million and $1.8 billion, respectively. As of December 31, 2019 and 2020, there was approximately $26.8 million and $132.2 million, respectively, of total unrecognized compensation costs related to unvested options granted, which is expected to be recognized over the weighted-average vesting period of 2.9 years.
Early Exercise of Stock Options
—Subject to the Board’s approval, the Plan allows for the early exercise of options granted. Under the terms of the Plan, option holders, upon early exercise, must sign a restricted stock purchase agreement that gives the Company the right to repurchase any unvested shares, at the original exercise price, in the event the optionees’ employment terminates for any reason. The right to exercise options before they are vested does not change existing vesting schedules in any way and the early exercised options may not be sold or transferred before they are vested. The repurchase right lapses over time as the shares vest at the same rate as the original option vesting schedule. The cash amounts received in exchange for these early exercised shares are recorded as a liability on the accompanying balance sheets and reclassified into common stock and additional paid-in-capital
as the shares vest. The Company’s right to repurchase these shares lapses by 1/4 th
of the shares on the
one-year
anniversary of the vesting start date and ratably each month over the next
36-months.
The Company has 11,337 shares and 19,800 shares of Class A common stock subject to repurchase as of December 31, 2019 and 2020, respectively. The liability for the repurchase as of December 31, 2019 and 2020 included in accrued liabilities was $0.1 million and $0.1 million, respectively.
During the years ended December 31, 2019 and 2020, the Company provided financing to certain employees in the form of promissory notes to early exercise stock options. These promissory notes are partially collateralized by shares and in-substance
are nonrecourse. For accounting purposes, exercised options via nonrecourse promissory notes are not substantive and are continued to be treated as options.
As of December 31
, 2019 and 2020
,
the Company had 5,760,000 and 8,022,499 shares of Class A common stock options, respectively, that were exercised via nonrecourse promissory notes of which 4,601,877 and 4,136,677 shares, respectively, were unvested and subject to repurchase. The principal balances of nonrecourse promissory notes outstanding amounted to $20.0 million and $40.4 million as of December 31, 2019 and 2020, respectively.
Restricted Stock
—Restricted stock awards are classified as equity awards based on the requirements established by the applicable accounting rules for stock-based compensation. The fair value of the restricted stock awards was determined based on the price of the Company’s valuation on the date of grant as approved by the Company’s board of directors.
The Company’s activity of the outstanding restricted stock awards for Cla
s
s A common stock for the years ended December 31, 2019 and 2020
,
was as follows:

	Number of Restricted Stock Awards	Weighted Average Grant Date Fair Value per Share
Balances at December 31, 2018	3,664,653	$1.68

Granted	3,267,792	1.97
Repurchased	(59,637)	1.68
Vested	(2,948,394)	1.83

Balances at December 31, 2019	3,924,414	$1.81

Granted	—	—
Repurchased	—	—
Vested	(2,687,643)	1.85

Balances at December 31, 2020	1,236,771	$1.71

As of December 31, 2019 and 2020, there was $6.7 million and $1.8 million, respectively, of total unrecognized compensation cost related to unvested restricted stock awards. That cost is expected to be recognized over a weighted-average period of 1.1 years.